Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table presents the pay versus performance information for our named executive officers. The amounts set forth below have been calculated in accordance with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC. Such amounts differ from compensation actually received by the individuals.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Year-End Value of $100 Investment Based On Total Stockholder Return ($)(5)	Net Income (Loss) (thousand $)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	367,148	389,348	335,349	357,549	178	16,547
2022	341,139	351,099	340,091	319,568	108	(15,136)

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Robert A. Virtue (our Chief Executive Officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are Douglas A. Virtue and Robert E. Dose.
PEO Total Compensation Amount	$ 367,148	$ 341,139
PEO Actually Paid Compensation Amount	$ 389,348	351,099
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Virtue, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Virtue during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Virtue’s Summary Compensation Table Total compensation for each year to determine the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

		PEO
		2022	2023

	Summary Compensation Table Total	$341,139	$367,148
Less:	Stock Award Values Reported in Summary Compensation Table for the Covered Year	$0	$0
Plus:	Fair value of Equity Awards Granted During Covered Year	$0	$0
	Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$3,520	$15,440
	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$6,440	$6,760
Less:	Fair Value of Equity Awards Forfeited During Covered Year	$0	$0
Less:	Change in Pension Value Reported in Summary Compensation Table	$0	$0
Plus:	Pension Value Service Cost	$0	$0
	Compensation Actually Paid	$351,099	$389,348

Non-PEO NEO Average Total Compensation Amount	$ 335,349	340,091
Non-PEO NEO Average Compensation Actually Paid Amount	$ 357,549	319,568
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note (2).

		Average of Non-PEO NEOs
		2022	2023

	Summary Compensation Table Total	$340,091	$335,349
Less:	Stock Award Values Reported in Summary Compensation Table for the Covered Year	$0	$0
Plus:	Fair value of Equity Awards Granted During Covered Year	$0	$0
	Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$3,520	$15,440
	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$6,440	$6,760
Less:	Fair Value of Equity Awards Forfeited During Covered Year	$0	$0
Less:	Change in Pension Value Reported in Summary Compensation Table	($30,483)	$0
Plus:	Pension Value Service Cost	$0	$0
	Compensation Actually Paid	$319,568	$357,549

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs, on the one hand, to the Company’s cumulative total stockholder return, or TSR, over the two years presented in the table, on the other.

Compensation Actually Paid vs. Net Income [Text Block]
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs, on the one hand, to the Company’s net income, on the other.

Total Shareholder Return Amount	$ 178	108
Net Income (Loss)	$ 16,547,000	(15,136,000)
PEO Name	Robert A. Virtue
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following disclosure about the relationship between “compensation actually paid” for our principal executive officer, or PEO, and non-PEO named executive officers, or Non-PEO NEOs, and certain financial performance of the Company. As a smaller reporting company we are permitted and have elected to provide scaled pay versus performance disclosure. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, please see above in this “Executive Compensation” section. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,440	3,520
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,760	6,440
PEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pension Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,440	3,520
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,760	6,440
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Pension Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	30,483
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0